LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Opening balance	R$ 79,628,629	R$ 72,899,882
Fundraising, net issuances	1,335,715	16,991,962
Interest accrued	4,007,737	3,207,278
Early settlement premiums		260,289
Monetary and exchange rate variations, net	(3,949,020)	4,847,320
Settlement of principal	(2,517,934)	(15,469,423)
Settlement of interest	(4,019,072)	(2,953,573)
Payment of early settlement premiums		(260,289)
Amortization of fundraising costs	69,649	103,246
Others (fair value adjustments on business combinations)	18,887	1,937
Closing balance	R$ 74,574,591	R$ 79,628,629